Investment Securities -Schedule of Contractual Maturities of Fixed-maturity Available-for-sale Securities (Details) - OneMain Holdings, LLC [Member] $ in Millions	Dec. 31, 2016 USD ($)
Due in 1 year or less	$ 154
Due after 1 year through 5 years	625
Due after 5 years through 10 years	325
Due after 10 years	215
Mortgage-backed, asset-backed, and collateralized securities	310
Fair Value	1,629
Due in 1 year or less	154
Due after 1 year through 5 years	625
Due after 5 years through 10 years	323
Due after 10 years	217
Mortgage-backed, asset-backed, and collateralized securities	312
Amortized Cost	$ 1,631